Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Lease right-of-use assets	€ 234	€ 226
Property and equipment	188	188
Goodwill	1,083	1,201
Intangible assets	41	48
Long term investments	2,181	1,635
Restricted cash and other non-current assets	61	68
Finance lease receivables	69	74
Deferred tax assets	662	186
Non-current assets	4,519	3,626
Current assets
Trade and other receivables	802	771
Income tax receivable	116	28
Short term investments	4,209	2,667
Cash and cash equivalents	5,258	4,781
Other current assets	111	132
Current assets	10,496	8,379
Total assets	15,015	12,005
Equity
Share capital	0	0
Other paid in capital	6,496	6,124
Treasury shares	(701)	(262)
Other reserves	3,366	2,707
Accumulated deficit	(832)	(3,044)
Equity attributable to owners of the parent	8,329	5,525
Non-current liabilities
Exchangeable Notes	0	1,539
Lease liabilities	433	462
Accrued expenses and other liabilities	2	5
Provisions	3	3
Deferred tax liabilities	163	21
Non-current liabilities	601	2,030
Current liabilities
Trade and other payables	1,194	1,342
Income tax payable	72	33
Deferred revenue	711	683
Accrued expenses and other liabilities	2,589	2,347
Exchangeable Notes	1,458	0
Provisions	51	25
Derivative liabilities	10	20
Current liabilities	6,085	4,450
Total liabilities	6,686	6,480
Total equity and liabilities	€ 15,015	€ 12,005